CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 5,596	$ 5,861
Restricted cash	633	605
Short-term bank deposits	30,746	39,209
Other accounts receivable and prepaid expenses	802	903
Total current assets	37,777	46,578
NON-CURRENT ASSETS:
Long-term prepaid expenses	765	776
Severance pay fund	2,465	2,454
Operating lease right to use Asset	4,490
Property and equipment, net	2,768	3,372
Total non-current assets	10,488	6,602
Total assets	48,265	53,180
CURRENT LIABILITIES:
Trade payables	1,150	2,946
Current maturity of operating lease liability	1,184
Short-term deferred participation in R&D expenses	898	1,089
Other accounts payable and accrued expenses	3,789	5,954
Total current liabilities	7,021	9,989
NON- CURRENT LIABILITIES:
Long-term deferred participation in R&D expenses	2,929	3,003
Long term operating lease liability	3,549
Accrued severance pay	2,971	2,945
Total non-current liabilities	9,449	5,948
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 5)
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at June 30, 2019 and December 31, 2018; 61,955,992 and 59,849,784 shares issued and outstanding at June 30, 2019 and December 31, 2018, respectively	170	164
Additional paid-in capital	376,851	367,920
Accumulated deficit	(345,226)	(330,841)
Total shareholders' equity	31,795	37,243
Total liabilities and shareholders' equity	$ 48,265	$ 53,180